BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Basis Of Preparation Of Financial Statements [Abstract]
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.1 Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these consolidated financial statements
The consolidated financial statements of the Group as of December 31, 2023 and 2022 and for the fiscal years ended December 31, 2023, 2022 and 2021 have been prepared and presented in accordance with the IFRS as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements comprehensively recognize the effects of variations in the purchasing power of currency through the application of the method to restate the consolidated financial statements in constant currency, as established by the International Accounting Standard 29 (IAS 29).
For comparative purposes, these consolidated financial statements include figures and other details corresponding to the fiscal years ended on December 31, 2022 and 2021, which are an integral part of the above-mentioned consolidated financial statements and are presented in order for them to be solely interpreted in accordance with the figures and other information for this current fiscal year. These figures have been restated in the current fiscal year’s end-of-period currency in the manner described in the following section in order to allow comparability.
These consolidated financial statements were approved by the Board of Directors on April 29, 2024, the date when they were available for issuance.
2.2. Financial information presented in constant currency
The consolidated financial statements as of December 31, 2023, and the corresponding figures for prior fiscal years have been restated to consider changes in the general purchasing power of the Group’s functional currency (the Argentine Peso) in accordance with the provisions included in IAS 29. As a result, the consolidated financial statements are stated in constant currency as at the end of the current fiscal year.
According to IAS 29, the restatement of the financial statements is necessary when the functional currency of an entity is that of a hyperinflationary economy. IAS 29 provides certain guidelines for illustrative purposes to define a situation in which hyperinflation is deemed to arise, including (i) analysis of general population behavior, prices, interest rate, and salaries in the face of changes in price indexes and the loss of the currency purchasing power and (ii) as a quantitative feature, which is the condition more frequently considered in practice, the existence of a cumulative three-year inflation rate that approximates or exceeds 100%.
In order to assess the above-mentioned quantitative condition and also to restate financial statements, the series of indices to be used in the application of IAS 29 is determined by FACPCE. These series combines the Consumer Price Index (CPI) at the national level and as published by Instituto Nacional de Estadística y Censos (Official Statistics Bureau, “INDEC” as per the initials in Spanish) as from January 2017 (baseline month: December 2016) with the Wholesale Domestic Price Index (IPIM, for its acronym in Spanish) as published by INDEC until that date, computing for the months of November and December 2015, for which INDEC has no information with respect to changes in the IPIM, the variation in the CPI of the City of Buenos Aires.
Taking such index into account, inflation was 211.40%, 94.79% and 50.94% in the years ended December 31, 2023, 2022 and 2021, respectively, and more than 100% accumulated in three years during each of the years presented was reached.
Below is a summary of the methods of applying IAS 29.
Restatement of the statement of financial position:
(i) Monetary items (those with a fixed nominal value in local currency) are not restated because they are already stated at the current unit of measurement as of the end of the reporting period. In an inflationary period, holding monetary assets causes losses in the purchasing power and holding monetary liabilities generates gains in the purchasing power, provided that such items are not subject to an adjustment mechanism that may otherwise offset these effects. Monetary gains or losses are included in the statement of profit or loss and other comprehensive income for every fiscal year.
(ii) The assets and liabilities that are subject to changes based on specific agreements are adjusted on the basis of such agreements.
(iii) Non-monetary assets and liabilities measured at fair values as of the balance sheet date are not inflation-restated for presentation purposes in the statement of financial position, however, their restated amounts are used to measure the gains or losses caused by holdings of such non-monetary items. For the fiscal years ended December 31, 2023, 2022 and 2021, the Group did not have non-monetary items measured at fair value.
(iv) Non-monetary items measured at historical cost or at the current value of a date prior to the end of the reporting fiscal year are restated by coefficients that reflect the variations in the general price level since the date of acquisition or revaluation through the end of the reporting period. Subsequently, the restated amounts of such assets are compared to the corresponding recoverable values at the end of the reporting period. The amounts charged to against the statement of profit or loss and other comprehensive income due to depreciation of property, plant and equipment and amortization of intangible assets, as well as any other consumption of non-monetary assets shall be determined based on the restated amounts. As of December 31, 2023, 2022 and 2021, the items subject to this restatement process have been those included in inventories, other receivables, property, plant and equipment, right of use assets, goodwill, and non-current investments.
(v) When borrowing costs are capitalized in non-monetary assets pursuant to IAS 23, the components of those costs compensating the creditor for the effects of inflation are not capitalized.
(vi) The restatement of non-monetary assets in terms of current units of measurement as of the end of the year with no equivalent adjustment for tax purposes gives rise to a taxable temporary difference and the recognition of deferred tax liabilities against to profit or loss for the year. In those cases where there is a revaluation of the non-monetary assets in addition to the restatement, the deferred tax recognized on the restatement is accounted for as profit or loss for the year, and the effect of deferred taxes on the revaluation (excess of the revalued amount over the restated amount) is recognized in other comprehensive income. The Group has no revaluated assets.
Restatement of the statement of profit or loss and other comprehensive income:
(i) Expenses and revenues are restated as from the date they are accrued, except for those profit or loss items related to the consumption of assets measured in purchasing power currency of a date previous to the recording of such consumption which are restated based on the inception date of the asset to which the items are related (such as depreciation, impairment, and other use of assets valued at historical cost); and except also for any profit or loss arising from comparing two measurements expressed in a currency with a purchasing power from different dates, for which it is necessary to identify the amounts compared, their separate restatement and their comparison based on the new restated amounts.
(ii) Net profit or loss on exposure of monetary assets and liabilities to inflation is reported in a separate item of profit and loss , which reflects profit or loss on the exposure to changes in the purchasing power of the currency (“RECPAM” for the Spanish initials of "Resultado por el Cambio en el Poder Adquisitivo de la Moneda").
Restatement of the statement of changes in shareholders’ equity:
All equity components' beginning balances are restated by applying the general price index from the beginning of the fiscal year, and the movements of each such components during the year are restated as from the date of the contribution or initial recognition. Capital stock is presented at nominal values and its corresponding restatement adjustment is presented in the "capital adjustment” account. Other comprehensive income resulting after the transition date of the implementation of IAS 29 is recorded net of the inflation effect.
Restatement of the statement of cash flows:
IAS 29 requires that all entries in this statement should be restated in terms of the unit of measurement that is current at the end of the reporting period. The monetary gain or loss generated from cash and cash equivalents is presented in the statement of cash flows separately from the cash flows from operating, investing and financing activities, as a specific item for the reconciliation between cash and cash equivalents at the beginning and at the end of the fiscal year.
2.3. Applicable accounting standards
The consolidated financial statements have been prepared on a historical cost basis, which has been restated at year-end currency in the case of non-monetary items, except for the revaluation of certain financial assets, which are measured at the fair value at the closing date of each fiscal year. In general, historical cost is based on the fair value of the consideration given in exchange for the assets.
Fair value is the price that the Group would receive to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date, irrespective of whether such price is directly observable or estimated using another valuation technique. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
Fair value is determined on the basis previously mentioned, except for share-based payment transactions that are within the scope of IFRS 2, lease transactions, within the scope of IFRS 16 and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 or value in use in IAS 36.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 quoted (unadjusted) prices in active markets for identical assets and liabilities to which the entity has access as at the measurement date;
•Level 2 valuation techniques for which the lowest level input that is significant to their value measurement is directly or indirectly observable; and
•Level 3 valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
Classification as current and non-current:
The Group classifies assets and liabilities in the consolidated statement of financial position as current and non-current.
An asset is classified as current when the Group:
a)expects to realize the asset or intends to sell or consume it during its normal operating cycle;
b)holds the asset primarily for the purpose of trading;
c)expects to realize the asset within twelve months after the end of the reporting period; or
d)the asset is cash or cash equivalent unless it is restricted and cannot be exchanged or used to settle a liability for at least twelve months after the end of the reporting period.
All other assets are classified as non-current.
A liability is classified as current when the Group:
a)expects to settle the liability during its normal operating cycle;
b)holds the liability primarily for the purpose of trading;
c)the liability is due to be settled within twelve months after the end of the reporting period; or
d)fails to have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period.
All the other liabilities are classified as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities in all cases.
Year-end date:
The fiscal year of the Group starts on January 1° and ends on December 31 each year.
Currency:
The consolidated financial statements are presented in thousands of Argentine Pesos ($), the currency of legal tender in the Argentine Republic, and which is the functional currency of the Group. Amounts are rounded without decimals.
Use of estimates:
The preparation of consolidated financial statements requires the Group’s management to make judgements, estimates and assumptions that affect the amount of recorded assets and liabilities and the contingent assets and liabilities disclosed as of the reporting date, as well as the revenues and expenses recognized during each year. Future profit or loss may differ from the estimates and assessments made as of the date of preparation of these consolidated financial statements.
The description of estimates and significant accounting judgments made by the Group’s Board in the application of accounting policies as well as the areas with greater degree of complexity requiring further judgment, are disclosed in Note 4.
The Group´s material accounting policies are described below.
2.4. Standards and interpretations issued but not yet effective

The following is a detail of standards and interpretations that are issued but not yet effective up to the date of issuance of the Group’s consolidated financial statements. The Group intends to adopt these standards, if applicable, when they become effective, but in no case will they be adopted earlier.
•IAS 1 Classification of Liabilities as Current or Non-Current
In January 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” to specify the requirements for the classification of liabilities as current or non-current. The amendments clarify: (i) what is meant by a right to defer settlement; (ii) that a right to defer must exist at the end of the reporting period; (iii) that classification is unaffected by the likelihood that an entity will exercise its deferral right; and (iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification. The amendments shall be effective for fiscal years beginning on or after January 1, 2024 and shall be applied retroactively. These amendments are not expected to have an impact on the Group´s consolidated financial statements.
•Lease Liability in a Sale and Leaseback – Amendments to IFRS 16
The amendment to IFRS 16 Leases specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.
The amendments are effective for fiscal years beginning as from January 1, 2024. The amendments are not expected to have an impact on the Group's consolidated financial statements.

•Disclosures: Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7
In May 2023, the Board issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures. The amendments specify disclosure requirements to enhance the current requirements, which are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
The amendments clarify the characteristics of supplier finance arrangements. In these arrangements, one or more finance providers pay amounts an entity owes to its suppliers. The entity agrees to settle those amounts with the finance providers according to the terms and conditions of the arrangements, either at the same date or at a later date than that on which the finance providers pay the entity’s suppliers.
The amendments require an entity to provide information about the impact of supplier finance arrangements on liabilities and cash flows, including terms and conditions of those arrangements, quantitative information on liabilities related to those arrangements as at the beginning and end of the reporting period.
Considering the Group's business practice in recent years, no impacts are expected in relation to this modification. This modification is effective for financial statement presentation periods beginning on or after January 1, 2024.

•Lack of exchangeability – Amendments to IAS 21
In August 2023, the Board issued Lack of Exchangeability (Amendments to IAS 21). The amendment to IAS 21 specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments refer to:
–A currency is considered to be exchangeable into another currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations; a currency is not interchangeable with another currency if an entity can only obtain an insignificant amount of the other currency.
–If a currency is not exchangeable into another currency, an entity is required to estimate the spot exchange rate at the measurement date. An entity’s objective in estimating the spot exchange rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions. The amendments note that an entity can use an observable exchange rate without adjustment or another estimation technique.
–When an entity estimates a spot exchange rate because a currency is not exchangeable into another currency, it discloses information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.
The amendments will be effective for annual reporting periods beginning on or after January 1, 2025. Early adoption is permitted but will need to be disclosed.

•Enhancement and standardization of climate-related disclosures for investors
On March 6 2024, the SEC issued the final rules on the enhancement and standardization of climate-related disclosures for investors. This rules mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted, or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. The Group is currently assessing the impact of this rules that may imply the need of additional disclosure to investors.

Even though as of April 4, 2024 the SEC voluntarily stayed this rules pending completion of the Eighth Circuit Court of Appeal’s review, the SEC will “continue vigorously defending” the rules in court. If the court upholds the rules, it could lead to their prompt adoption once the stay is lifted.

•IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 was issued on 9 April 2024 and becomes effective for reporting periods beginning on or after 1 January 2027. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes. In addition, there are consequential amendments to other accounting standards.
Adoption of improvements or new standards
The Group has adopted all the improvements and new standards and interpretations issued by the IASB that are relevant to its operations and that are effective for the fiscal year ended December 31, 2023. As from January 1, 2023, these are the new standards or improvements that become effective:

•IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. This rule is not applicable to the Group.

•Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

The amendments require entities to disclose their “material accounting policy information”, instead of “significant accounting policies”. The amendments provide guidance and examples to help entities to identify when an accounting policy is material. The Group made the modifications required by the standard, which did not have a material impact on the disclosures of the Group's accounting policies, and did not affect the measurement, recognition or presentation criteria in the Group's financial statements.

•IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors

The amendments clarify the distinction between changes in accounting estimates, changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates. The amendments clarify that a change in the accounting estimate resulting from new information or new developments is not the correction of an error. The amendments had no impact on the Group’s consolidated financial statements.

•Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences at that moment. The amendments had no impact on the Group’s consolidated financial statements.

•International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12
The amendments to IAS 12 have been introduced in response to the OECD’s BEPS Pillar Two rules (inclusive framework about anti base erosion and profit shifting) and include:

(a) A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and
(b) Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.

The mandatory temporary exception (the use of which is required to be disclosed) applies immediately.

Although the BEPS rules are global, the rules would be implemented through legislation enacted in jurisdictions that adopt them. The BEPS rules have not been enacted or substantially enacted in jurisdictions in which the Group operates and/or in those jurisdictions in which its controlling entities operate.
The Group continues monitoring the legislation, including the effective date, any transitional exemption, if applicable, and any other important requirements. The Group will continue the evaluation of the potential exposure to Pillar Two income taxes and its implementation based on the most recent information available at all times, although it understands that it will not have effects on its financial statements on the basis that the rate of income tax that is applicable is higher than the minimum rate of 15% considered by the BEPS rules.

The above mentioned amendments did not have an impact on the Group's consolidated financial statements.
2.5. Basis of consolidation
These consolidated financial statements include the financial statements of the Company and the companies controlled by the Group. The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The Group will re-assess whether or not it controls an investee when facts and circumstances indicate changes in one or more of the control elements listed in the preceding paragraph.
Generally, there is a presumption that the majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all the relevant facts and circumstances in assessing whether it has power over the investee, including:
•The Group’s voting right ownership percentage vis-à-vis the size and dispersion of the percentages held by other shareholders voting rights and potential voting rights;
•Potential voting rights held by the Group, other shareholders or other parties;
•Rights arising from contractual arrangements; and
•Any and all additional events or circumstances that indicate that the Group has, or fails to have, the current ability to direct the relevant activities of the investee when decisions need to be made, including voting patterns at previous shareholders’ meetings.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Specifically, the revenues and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income since the date on which the Group obtains control until the date on which the Group ceases to control the subsidiary.
Profits or losses of each component of other comprehensive income are attributed to the Group´s owners and to the non-controlling interests. The total comprehensive income of the subsidiaries is attributed to the Group’s owners and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.
All intra-group assets, liabilities, equity, income, expenses and cash flows related to transactions between members of the Group are eliminated in full upon consolidation.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2023	December 31, 2022	December 31, 2021
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
(1)Directly controlled by Cofesur S.A.U.
Below is a summary of the financial information for Ferrosur Roca S.A., a subsidiary in which shareholders outside the Group have a material non-controlling interest.

	2023	2022
Current assets	6,432,521	6,633,042
Non-current assets	6,018,546	8,015,053
Current liabilities	7,373,666	10,281,947
Non-current liabilities	2,317,828	1,332,845
Shareholders’ equity attributable to owners of the parent company	2,207,659	2,426,642
Non-controlling interest	551,915	606,661

	2023	2022	2021
Revenues	33,265,474	36,384,432	36,273,669
Financial results, net	(1,042,507)	712,145	(351,779)
Depreciation	(2,764,791)	(8,396,827)	(6,894,662)
Income tax	(552,976)	1,452,029	(76,837)
Net losses for the year	(4,745,191)	(5,298,385)	(7,330,754)

	2023	2022	2021
Net cash generated by (used in) operating activities	(1,983,303)	(280,281)	2,865,822
Net cash generated by (used in) investing activities	3,329,828	(2,814,803)	(3,576,068)
Net cash generated by (used in) financing activities	(1,213,679)	3,392,253	556,037
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	(228,460)	(175,373)	(115,395)